Related party transactions - Related party transactions with affiliated company - Additional Information 1 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Related Party Transaction, Amounts of Transaction	$ 3,182	$ 8,360
Related Party With Investment Companies
Related Party Transaction
Line of credit facility maximum borrowing capacity		275,000
Administrative Fees	4,100	6,300
Waived Fees	1,500	2,800
Net fees	$ 2,600	3,500
Credit Facilities Terms	The aggregate sum of all outstanding balances under all credit facilities that could be made available by BPPR, from time to time, to those investment companies for which PAM acted as investment advisor or co-investment advisor, could have never exceed the lesser of $200 million or 10% of BPPR’s capital.
Banco Popular Foundation
Related Party Transaction
Donations Expenses	$ 1,300	1,400
BPPR Foundation
Related Party Transaction
Donations Expenses	4,500	1,600
Related party exclude Evertec
Related Party Transaction
Deposits	$ 700,000	$ 851,000